INCOME TAXES - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning Balance	$ 6,556	$ 8,016
Additions for tax positions related to prior years	508	102
Reductions for tax positions of prior years		(844)
Reductions due to lapse of statute of limitations	(611)	(718)
Additions for tax positions related to current year	145
Ending Balance	$ 6,598	$ 6,556